SUBSEQUENT EVENTS (Details) - USD ($) shares in Thousands		1 Months Ended				12 Months Ended
	Mar. 27, 2020	Apr. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent events:
Stock repurchased during period (in shares)						1,500
Debt deferred charges						$ 32,924,000	$ 16,837,000
Equity Swap
Subsequent events:
Stock repurchased during period (in shares)					1,500
Derivative, fair value, net					$ 69,500,000
Notional value					$ 50,900,000
Equity Swap | Subsequent Event
Subsequent events:
Stock repurchased during period (in shares)			1,500
Derivative, fair value, net			$ 70,400,000
Notional value			$ 57,400,000
Treasury stock, retired (in shares)			3,500
Equity Swap | Golar Partners | Subsequent Event
Subsequent events:
Stock repurchased during period (in shares)			107
Derivative, fair value, net			$ 2,300,000
Notional value			$ 1,800,000
Margin Loan Facility | Secured Debt
Subsequent events:
Face amount						$ 100,000,000.0
Margin Loan Facility | Secured Debt | Subsequent Event
Subsequent events:
Face amount	$ 30,000,000.0
Margin Loan Facility | LIBOR | Secured Debt
Subsequent events:
Basis spread on variable rate						3.95%
Margin Loan Facility | LIBOR | Secured Debt | Subsequent Event
Subsequent events:
Basis spread on variable rate	2.95%
Viking Facility [Member] | Subsequent Event
Subsequent events:
Maximum borrowing capacity				$ 75,000,000.0
Debt deferred charges		$ 800,000
Proceeds from lines of credit		$ 15,900,000		$ 13,500,000